SEGMENT INFORMATION (Schedule of Major Customer Data) (Details) (Revenues [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.80%	15.00%	9.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.70%	14.20%	19.30%